Kathleen H. Moriarty +1 212 836 8276 office kathleen.moriarty@kayescholer.com 250 West 55th Street New York, NY 10019-9710 +1 212 836 8000 main +1 212 836 6790 fax

September 29, 2015

United States Securities and Exchange Commission

Washington, D.C. 20549

Re:	AccuShares Trust I (formerly, AccuShares Commodities Trust I)
Registration Statement on Form S-1

Filed May 22, 2015

File No.: 333-204416

Dear Ms. Barros:

On behalf of the AccuShares Trust I (formerly, AccuShares Commodities Trust I) (“Trust”) sponsored by our client, AccuShares Investment Management, LLC (“Sponsor”), and together with this correspondence, we are filing pursuant to the Securities Act of 1933, as amended (“Securities Act”), Pre-Effective Amendment No. 1 (“Amendment”) to the Trust’s registration statement on Form S-1 (“Registration Statement”) relating to the AscuShares S&P GSCI Crude Oil Excess Return Fund (the “Crude Oil Fund”). Blacklined copies of the Amendment that have been marked to show changes since the filing of the Registration Statement on May 22, 2015 are being sent to the staff (“Staff”) of the Securities and Exchange Commission (“Commission”) under separate cover.

Set forth below is the response (“Response”) on behalf of the Trust and the Sponsor to the comments of the Staff contained in the letter dated June 19, 2015 (“Comment Letter”) concerning the Registration Statement. For your convenience, the headings and comments in bold text below repeat the captions and comments in the Comment Letter. Defined terms used herein but not otherwise defined, shall have the meaning set forth in the Preliminary Prospectus.

General

1. We note that Section 4.11 of the Trust’s Second Amended and Restated Trust Agreement, included as an exhibit to the Form 8-K filed on June 8, 2015, appears to only indicate the first day of measurement for a material deviation between the Class Value per Shares and the Closing Trading Prices for the AccuShares Spot CBOE VIX Fund. Please clarify when the Sponsor will begin measuring for a material deviation in the AccuShares S&P GSCI Crude Oil Spot Fund and other funds.

United States Securities and Exchange Commission	2	September 29, 2015

Response: For each Initial Fund other than the AccuShares Spot CBOE VIX Fund (the “Spot VIX Fund”), the Sponsor will begin measuring for a material deviation upon the commencement of trading for each such Initial Fund on the NASDAQ OMX.

2. We note that since the inception of trading, the AccuShares Spot CBOE VIX Fund Up Shares and Down Shares have traded at persistent premiums or discounts to their respective Class Value per Share. We further note that the Sponsor has accelerated the first day on which it will begin measuring for Corrective Distributions. Please revise your risk factor disclosure in both prospectuses to describe the tracking errors experienced to date by the AccuShares Spot CBOE VIX Fund. To the extent that you believe that the AccuShares Spot CBOE VIX Fund’s performance to date is not pertinent to an understanding of how this Fund is expected to perform, please revise your disclosure elsewhere to provide a summary of the factors that differentiate the funds.

Response: The risk factor language has been amended; provided, however, that we have excluded performance, premium and discount information of the Spot VIX Fund in order to avoid shareholder confusion relating to the correlation of such performance to the Crude Oil Fund. Such information has been included in a post-effective amendment to the registration statement of the Trust applicable to the Spot VIX Fund (File No. 333-194666).

Pricing and Calculating of Class Value and Class Value Per Share, page 55

3. We note that your disclosure on page 57, explaining how you will calculate the Class Value per Share, assumes an Underlying Index level of 1600. However, we also note that the Underlying Index has a fifty-two week high of 588.40, and that you assume an Underlying Index level of 500 elsewhere in the prospectus. Please revise your assumption on page 57 to reflect a more realistic Underlying Index level, or tell us why you believe the assumption of 1600 is useful to an understanding of how to calculate the Class Value per Share.

Response: The disclosure has been amended.

Spot Prices, Futures Investments and the Underlying Index, page 65

4. We note your disclosure on page 65 that the Underlying Index “does not incorporate the effects of closing out an expiring contract position and establishing a position in the next available contract.” Please reconcile this statement with your disclosure on page 65 regarding the rolling procedure from the first nearby contract to the next expiry contract during the Roll Period.

United States Securities and Exchange Commission	3	September 29, 2015

Response: The Crude Oil Fund’s Underlying Index has been changed from the “spot” variant to the “excess variant” of the S&P GSCI Crude Oil Index. As a result, the Sponsor believes the comment is no longer applicable.

5. We note your disclosure on page 65 regarding the “Spot Index” methodology utilized by the Index Provider. Please revise to clarify that the WTI Crude Oil futures contract included in the Underlying Index changes each month, and that the change affected during the Roll Period begins on the fifth and ends on the ninth business day of each month. Please also clarify the trading facilities upon which the WTI crude oil futures contracts that are eligible for inclusion in the Underlying Index trade.

Response: The Crude Oil Fund’s Underlying Index has been changed from the “spot” variant to the “excess variant” of the S&P GSCI Crude Oil Index. As a result, the Sponsor believes the comment is no longer applicable.

The Amendment contains all the information that can be provided at this time. The Trust anticipates filing an additional pre-effective amendment that will make the Registration Statement complete in all material respects.

All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

In the event that the Trust requests acceleration of the effective date of the Registration Statement, it will furnish a letter containing the requested acknowledgements.

If you have any further questions or wish to discuss any of the Responses, please do not hesitate to call me at 212-836-8276 or Gregory Xethalis at 212-836-7730. We greatly appreciate your assistance with respect to the Amendment.

Very truly yours,

/S/ Kathleen H. Moriarty, Esq.

Kathleen H. Moriarty, Esq.

KHM:def

cc: C. Coy Garrison, Esq.